Financial Risk Review	6 Months Ended
Jun. 30, 2024
Financial Risk Review [Abstract]
Financial risk review

26. Financial risk review

This note presents information about Lifezone’s exposure to financial risks and the group’s management of capital. Lifezone’s risk management is coordinated by its directors and Lifezone does not operate any hedging operations or does not buy or sell any financial derivatives. The most significant financial risks to which Lifezone is exposed are described below.

a) Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises of interest rate risk, risks related to the price of equity instruments, commodity price risk and foreign exchange rates.

Market risks affecting Lifezone are comprised of interest rate risk and foreign exchange rate risk. Financial instruments affected by market risk include deposits, trade receivables, related party receivables, trade payables, accrued liabilities, deferred consideration liability, and long-term rehabilitation provision.

The sensitivity analysis in the following sections relates to the positions as of June 30, 2024, and December 31, 2023.

The sensitivity analysis is intended to illustrate the sensitivity to changes in market variables on Lifezone’s financial instruments and show the impact on profit or loss and shareholders’ equity, where applicable.

The analysis excludes the impact of movements in market variables on the carrying value of provisions.

The following assumptions have been made in calculating the sensitivity analysis:

●	The Statement of Financial Position sensitivity relates to foreign currency-denominated trade payables,

●	The sensitivity of the relevant profit before tax item and/or equity is the effect of the assumed changes in respective market risks. This is based on the financial assets and financial liabilities held at June 30, 2024 and December 31, 2023; and

●	The impact on equity is the same as the impact on profit before tax.

b) Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. Lifezone’s revenue is currently concentrated with two primary customers, KTSA and Kellplant, both affiliated entities, and accordingly Lifezone is exposed to the possibility of loss if such customers default. Lifezone addresses this risk by monitoring its commercial relationship with such customers and by seeking to develop additional patented technology and entering into new partnerships.

Loan credit was extended to Lisa Smith for $75,000 as shown in Note 21. Credit risk is therefore regarded as low. The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was $75,000.

Lifezone evaluated the collectability of its consolidated loan receivables of $75,000 and determined that no allowance loss is required.

Set out in the following page is the information about the credit risk exposure of Lifezone’s financial assets as at June 30, 2024 and December 31, 2023.

	June 30,	December 31,
	2024	2023
	$	$
Cash and cash equivalents	63,492,965	49,391,627
Other receivables	796,082	696,968
Receivables from affiliated entities	487,330	1,433,243
Related party receivables	75,000	75,000
	64,851,377	51,596,838

	Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At June 30, 2024
Cash and cash equivalent	63,492,965	-	-	-	-	-	63,492,965
Other receivables	195,439	600,643	-	-	-	-	796,082
Receivable from affiliated entities	487,330	-	-	-	-	-	487,330
Related party receivables	75,000	-	-	-	-	-	75,000
	64,250,734	600,643	-	-	-	-	64,851,377

	Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2023
Cash and cash equivalent	49,391,627	-	-	-	-	-	49,391,627
Other receivables	98,836	598,132	-	-	-	-	696,968
Receivable from affiliated entities	1,433,243	-	-	-	-	-	1,433,243
Related party receivables	75,000	-	-	-	-	-	75,000
	50,998,706	598,132	-	-	-	-	51,596,838

c) Liquidity risk

Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial obligations as they fall due. Lifezone has historically been supported financially by its shareholders and the wider capital market. The risk of its shareholders discontinuing the provision of financing was historically regarded as low. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel project.

The below table reflects Lifezone liquidity risk on Trade Payables, Lease Liabilities, Derivatives liabilities. Contingent payment liabilities, excluding provisions.

	June 30,	December 31,
	2024	2023
	$	$
<=30 days	6,668,844	7,667,147
30-60 days	50,953	104,240
61-90 days	50,953	156,360
91-120 days	3,913,522	208,480
>=121 days	51,786,472	5,392,901
Total	62,470,746	13,529,128

d) Foreign currency risk

Lifezone has financial instruments which are denominated in currencies other than USD, its reporting currency. Lifezone mostly incurs expenditures for which it owes money denominated in non-U.S. dollar currencies, including GBP, TZS, ZAR, and AUD. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.

The following table includes financial instruments which are denominated in foreign currencies:

	June 30,	December 31,
	2024	2023
	GBP £	GBP £
Cash in banks	84,494	620,208
Prepaid expenses	109,804	134,828
Trade and other payables	432,901	489,117

	AUD	AUD
Cash in banks	1,091,458	2,587,533
Trade receivables	3,297,139	112,069
Prepaid expenses	153,598	238,181
Trade and other payables	1,349,683	743,959

	EUR	EUR
Cash in banks	6,047	133,685

	TZS	TZS
Cash in banks	1,525,484,567	1,259,494,294

	ZAR	ZAR
Cash in banks	42,633	937,684

Sensitivity analysis

The following table demonstrates the estimated sensitivity to a reasonably possible change in the GBP, TZS, ZAR, and AUD exchange rates, with all other variables held constant. The impact on Lifezone’s profit is due to changes in the fair value of monetary assets and liabilities. Lifezone’s exposure to foreign currency changes for all other currencies is not considered material.

	June 30,	December 31,
	2024	2023
Effect on Profit
Change in GBP Rate
10%	10,691	79,202
-10%	(10,691)	(79,202)

Change in AUD Rate
10%	(72,768)	(176,987)
-10%	72,768	176,987

Change in EUR Rate
10%	648	14,858
-10%	(648)	(14,858)

Change in TZS Rate
10%	(58,121)	(50,079)
-10%	58,121	50,079

Change in ZAR Rate
10%	(232)	(5,058)
-10%	232	5,058

e) Capital management.

For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of the Company, as the parent entity of Lifezone. The primary objective of Lifezone’s capital management is to maximize the shareholder value.

Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.